Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	SHELTON FUNDS
CIK	dei_EntityCentralIndexKey	0000778206
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec. 24, 2013
Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2014
Prospectus Date	rr_ProspectusDate	Jan. 01, 2014
California Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
CALIFORNIA TAX-FREE INCOME FUND
Ticker Symbol: CFNTX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek high current tax-free income for California residents.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	11.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Manager invests in municipal bonds issued by the State of California and various municipalities located within California. Generally, these bonds are rated in one of the four highest ratings (investment grade) by an independent rating organization currently Standard & Poor’s, Moody’s and Fitch. In some cases, securities are not rated by independent agencies. The Manager will generally purchase an unrated security only if it believes the security is of similar quality to an investment-grade issue. Generally, the interest on municipal bonds is not subject to federal and California personal income taxes. Under normal market conditions, it is the Fund’s fundamental policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in California municipal bonds, but as a general rule the percentage is much higher. The Fund’s duration typically ranges from four to twelve years. Although the Fund is not prevented from doing so, the Manager seeks to invest primarily in non-AMT bonds (bonds that pay interest not subject to federal alternative minimum tax (“AMT”)). The Fund’s manager generally will consider selling fixed income securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund ’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives. Therefore, changes in the rating of a security will not necessary result in the sale of that security.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The Fund is considered non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund’s performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers. The principal risks include:

Interest Rate Risk. The chance that bond prices over all will decline over short and long-term periods due to rising interest rates. The longer the maturity of a bond, the greater the interest rate risk.

State-Specific Risk. Since the Fund only invests in issuers in the state of California, it is exposed to economic and political developments in California that negatively impact the issuers.

Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund.

Call Risk, The chance that during declining interest rates, a bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Credit Risk. The chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund’s return. The Manager attempts to minimize this risk by investing in investment grade bonds.

Bankruptcy Risk The risk that an issuer seeks protection under bankruptcy laws. In such a circumstance, the principal value of the bond would be expected to decline.

Management Risk. The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified which means it may invest a large percentage of its assets in the securities of a particular issuer as compared with other types of mutual funds. Accordingly, a chance exists that the Fund's performance may be hurt disproportionately by poor performance of a relatively few number of securities or by factors that impact a relatively small number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 6.97% (Q3, 2009) Worst Quarter: -4.24% (Q4, 2010) Year to date performance as of 9/30/13: -1.34% Date of inception: 12/4/85
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(1.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.24%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
California Tax-Free Income Fund | Barclays Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.76%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.91%	[1]
10 Years	rr_AverageAnnualReturnYear10	(7.85%)	[1]
California Tax-Free Income Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNTX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	73
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	227
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	395
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	883
2003	rr_AnnualReturn2003	3.45%
2004	rr_AnnualReturn2004	2.34%
2005	rr_AnnualReturn2005	1.57%
2006	rr_AnnualReturn2006	3.57%
2007	rr_AnnualReturn2007	2.76%
2008	rr_AnnualReturn2008	(1.78%)
2009	rr_AnnualReturn2009	8.62%
2010	rr_AnnualReturn2010	1.78%
2011	rr_AnnualReturn2011	9.17%
2012	rr_AnnualReturn2012	6.46%
1 Year	rr_AverageAnnualReturnYear01	6.46%
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years	rr_AverageAnnualReturnYear10	3.75%
California Tax-Free Income Fund | Direct Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	2.21%
California Tax-Free Income Fund | Direct Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	2.32%
S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
S&P 500 INDEX FUND
Ticker Symbol: SPFIX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	3.00%
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P 500 Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P 500 is a well-known stock market index that includes common stocks of companies representing approximately 88% of the total market Index as measured by the S&P Composite 1500. As of December 3, 2013, companies included in the Index range from $2.75 billion to $509 billion in market capitalization. The Manager believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general. The median market capitalization of the stocks in the S&P 500 Index is approximately $15.97 billion.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Exposure Risk: The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the large cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks: The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Large Company Investing Risk: The Fund invests in large companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as mid cap stocks, small cap stocks, bonds and money market instruments outperform large cap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Investment Style Risk: The S&P 500 Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Stock Futures Risk: Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 15.73% (Q2, 2009) Worst Quarter: -21.58% (Q4, 2008) Year to date performance as of 9/30/13: 19.49% Date of inception: 4/20/92
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	19.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.58%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
S&P 500 Index Fund | S&P 500 Composite Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.99%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[1]
S&P 500 Index Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPFIX
Account Fee	rr_MaximumAccountFee	10.00
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual operating expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.36%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	47
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	180
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	324
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	734
2003	rr_AnnualReturn2003	28.49%
2004	rr_AnnualReturn2004	10.64%
2005	rr_AnnualReturn2005	4.69%
2006	rr_AnnualReturn2006	15.35%
2007	rr_AnnualReturn2007	5.10%
2008	rr_AnnualReturn2008	(36.53%)
2009	rr_AnnualReturn2009	26.22%
2010	rr_AnnualReturn2010	14.61%
2011	rr_AnnualReturn2011	2.30%
2012	rr_AnnualReturn2012	15.54%
1 Year	rr_AverageAnnualReturnYear01	15.54%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	6.95%
S&P 500 Index Fund | Direct Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.91%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	6.32%
S&P 500 Index Fund | Direct Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	5.71%
S&P MidCap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
S&P MIDCAP INDEX FUND
Ticker Symbol: SPMIX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	8.00%
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P MidCap Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value.

The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap Index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P MidCap Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The MidCap Index is a well-known stock market index that includes common stocks of companies representing approximately 8.10% of the total market index as measured by the S&P Composite 1500. As of December 3, 2013, companies included in the MidCap Index range from $908 million to $11.74 billion in market capitalization. The median market capitalization of the stocks in the MidCap Index is approximately $3.59 billion.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Exposure Risk: The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the mid cap sector. In an attempt to accurately track the performance of the S&P MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks: The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Medium Company Investing Risk: The Fund invests in medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as large cap stocks, small cap stocks, bonds and money market instruments out-perform mid cap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Investment Style Risk: The S&P MidCap Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest of these medium sized companies could result in negative performance of the index and the Fund.

Stock Futures Risk: Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 19.39% (Q3, 2009) Worst Quarter: -25.56% (Q4, 2008) Year to date performance as of 9/30/13: 23.23% Date of inception: 4/20/92
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	23.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.56%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
S&P MidCap Index Fund | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.86%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.14%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.52%	[1]
S&P MidCap Index Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPMIX
Account Fee	rr_MaximumAccountFee	10.00
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual operating expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	69
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	231
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	406
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	903
2003	rr_AnnualReturn2003	34.55%
2004	rr_AnnualReturn2004	15.92%
2005	rr_AnnualReturn2005	12.03%
2006	rr_AnnualReturn2006	9.55%
2007	rr_AnnualReturn2007	7.30%
2008	rr_AnnualReturn2008	(36.77%)
2009	rr_AnnualReturn2009	36.88%
2010	rr_AnnualReturn2010	25.65%
2011	rr_AnnualReturn2011	(1.78%)
2012	rr_AnnualReturn2012	16.91%
1 Year	rr_AverageAnnualReturnYear01	16.91%
5 Years	rr_AverageAnnualReturnYear05	4.54%
10 Years	rr_AverageAnnualReturnYear10	9.88%
S&P MidCap Index Fund | Direct Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.48%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	8.94%
S&P MidCap Index Fund | Direct Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.26%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	8.46%
S&P SmallCap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
S&P SMALLCAP INDEX FUND
Ticker Symbol: SMCIX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	15.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value.

The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P SmallCap 600 Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The SmallCap Index is a well-known stock market index that includes common stocks of companies representing approximately 3.90% of the total market index as measured by the S&P Composite 1500. As of December 3, 2013, companies included in the SmallCap Index range from $125 million to $4.43 billion in market capitalization. The median market capitalization of the stocks in the SmallCap Index is approximately $1.03 billion.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Exposure Risk: The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the small cap sector. In an attempt to accurately track the performance of the S&P SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks: The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that lasts for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Small Company Investing Risk: The Fund invests in small-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as large cap stocks, mid cap stocks, bonds and money market instruments outperform small cap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Investment Style Risk: The S&P SmallCap 600 Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest of these small sized companies could result in negative performance of the index and the Fund.

Stock Futures Risk: Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 19.63% (Q2, 2009) Worst Quarter: -25.47% (Q4, 2008) Year to date performance as of 9/30/13: 27.88% Date of inception: 10/2/96
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	27.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.47%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
S&P SmallCap Index Fund | S&P SmallCap 600 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.32%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.13%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.45%	[1]
S&P SmallCap Index Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMCIX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual operating expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	76
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	269
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	478
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,082
2003	rr_AnnualReturn2003	37.63%
2004	rr_AnnualReturn2004	21.99%
2005	rr_AnnualReturn2005	7.29%
2006	rr_AnnualReturn2006	14.60%
2007	rr_AnnualReturn2007	(0.89%)
2008	rr_AnnualReturn2008	(31.61%)
2009	rr_AnnualReturn2009	24.15%
2010	rr_AnnualReturn2010	26.47%
2011	rr_AnnualReturn2011	0.74%
2012	rr_AnnualReturn2012	17.05%
1 Year	rr_AverageAnnualReturnYear01	17.05%
5 Years	rr_AverageAnnualReturnYear05	4.83%
10 Years	rr_AverageAnnualReturnYear10	9.99%
S&P SmallCap Index Fund | Direct Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.70%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	8.87%
S&P SmallCap Index Fund | Direct Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.08%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Shelton Core Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
SHELTON CORE VALUE FUND
Ticker Symbol: EQTIX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	5.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In order to meet its investment objectives the Fund invests primarily in U.S. equity securities which generate a relatively high level of dividend income (relative to other equities in the same industry) and have potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund’s policy that under normal market conditions it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks.

The Fund’s manager seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objectives, such as when the manager believes such securities have income producing potential, a potential for capital appreciation or value potential. The Fund’s manager generally will consider selling equity securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in US Treasury bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts when the Manager wants to keep the net assets of the fund fully invested in the equity markets but is holding some treasury bills or money market instruments in the portfolio. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risk: The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund would lose money.

Economic and Political Events Risks: Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks: The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as potential for capital appreciation. At times the Fund may hold a concentrated position in the banking and financial sector, therefore the Funds’ performance may be significantly impacted by the performance of this sector.

Large and Medium-Sized Company Risks and Value Investing Risks: The Fund invests in large and medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments such as growth stocks, small cap stocks, bonds and money market instruments outperform value stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Stock Futures Risk: The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Option/Put Risk. The Fund's option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending premium to protect the downward movement of the value of a position in the Fund's portfolio. In the event the value of the position went up during the life of the put option, the option would expire worthless and the Fund will have lost the premium paid.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 18.63% (Q2, 2009) Worst Quarter: -20.02% (Q4, 2008) Year to date performance as of 9/30/13: 20.58% Date of inception: 9/4/96
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	20.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.02%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
Shelton Core Value Fund | S&P Citigroup Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.75%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.11%)	[1]
10 Years	rr_AverageAnnualReturnYear10	7.06%	[1]
Shelton Core Value Fund | S&P 500 Composite Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.99%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.66%)	[1]
10 Years	rr_AverageAnnualReturnYear10	7.10%	[1]
Shelton Core Value Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQTIX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	86
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	268
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	466
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,037
2003	rr_AnnualReturn2003	27.50%
2004	rr_AnnualReturn2004	15.44%
2005	rr_AnnualReturn2005	5.40%
2006	rr_AnnualReturn2006	16.56%
2007	rr_AnnualReturn2007	1.36%
2008	rr_AnnualReturn2008	(31.56%)
2009	rr_AnnualReturn2009	26.71%
2010	rr_AnnualReturn2010	18.82%
2011	rr_AnnualReturn2011	1.85%
2012	rr_AnnualReturn2012	12.16%
1 Year	rr_AverageAnnualReturnYear01	12.16%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Shelton Core Value Fund | Direct Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.44%
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	7.26%
Shelton Core Value Fund | Direct Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	6.65%
Nasdaq-100 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
NASDAQ-100 INDEX FUND
Ticker Symbol: NASDX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	13.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is managed passively in that the Manager is seeking to replicate the performance of the Nasdaq-100 Index®. To do this, the Fund invests primarily in the stocks comprising this index. The Fund will attempt to buy stocks so that the holdings in the portfolio approximate those of the Nasdaq-100 Index®. The Manager’s goal is to maintain a return correlation of at least 0.95 to the Nasdaq100 Index® (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the index.

The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund’s investment objective and policies. Companies included in The Nasdaq-100 Stock Index range from $4.25 billion to $509.54 billion in market capitalization as of December 3, 2013. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition.

The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Exposure Risk: The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure so that in a declining market, the Manager will not take steps to minimize the exposure of the Fund.

Economic and Political Risks: These effects may be short-term by causing a change in the market that is corrected in a year or less; or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Investment Style Risk: The Fund invests in the largest, non-financial companies that are traded on the Nasdaq Stock Market. They may comprise various sectors of the economy, but are currently concentrated in the technology sector. During periods in which the Nasdaq-100 Index underperform alternative investments such as bond, money market and alternative stock sectors, the Manager expects the Fund to underperform other mutual funds that invest in these alternative categories.

Concentration Risk: The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, poor performance of the largest companies within the index could result in negative performance of the index and the Fund. Additionally, the significant concentration of technology stocks makes the Fund's performance particularly sensitive to this specific sector. Negative performance in the technology sector will result in negative fund performance.

Other Investment Company Investing Risk: To the extent the Fund invests in securities issued by other investment companies, the Fund, as a shareholder in another investment company, bears its ratable share of that investment company's expenses, including advisory and administration fees, resulting in an additional layer of management fees and expenses for Fund shareholders.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 21.04% (Q1, 2012) Worst Quarter: -23.81% (Q4, 2008) Year to date performance as of 9/30/13: 22.64% Date of inception: 1/18/00
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	22.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
Nasdaq-100 Index Fund | Nasdaq-100 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.33%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.90%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.13%	[1]
Nasdaq-100 Index Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NASDX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual operating expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	50
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	231
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	427
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	994
2003	rr_AnnualReturn2003	48.21%
2004	rr_AnnualReturn2004	10.09%
2005	rr_AnnualReturn2005	1.23%
2006	rr_AnnualReturn2006	6.81%
2007	rr_AnnualReturn2007	18.18%
2008	rr_AnnualReturn2008	(41.51%)
2009	rr_AnnualReturn2009	54.67%
2010	rr_AnnualReturn2010	19.63%
2011	rr_AnnualReturn2011	3.67%
2012	rr_AnnualReturn2012	18.53%
1 Year	rr_AverageAnnualReturnYear01	18.53%
5 Years	rr_AverageAnnualReturnYear05	5.78%
10 Years	rr_AverageAnnualReturnYear10	10.74%
Nasdaq-100 Index Fund | Direct Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.28%
5 Years	rr_AverageAnnualReturnYear05	5.75%
10 Years	rr_AverageAnnualReturnYear10	10.65%
Nasdaq-100 Index Fund | Direct Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	9.57%
European Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
EUROPEAN GROWTH & INCOME FUND
Ticker Symbol: EUGIX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term capital appreciation and income by investing in large-sized European companies.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	3.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to invest primarily in the sponsored and non-sponsored ADRs stocks of large-sized companies located in Europe. In selecting securities, the Fund attempts to use the Dow Jones European STOXX 50 Index as a target portfolio and a basis for selecting investments. Most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Fund invests principally using sponsored and non-sponsored American Depository Receipts, commonly referred to as ADRs. ADRs are traded on U.S. stock exchanges and are available for some, but not all, securities that make up the target portfolio. If a company that is in the target portfolio does not have an ADR available on a U.S. exchange or if, in the Manager’s opinion, the Fund is better served, the Manager will invest in ADRs of other companies that the Manager believes best serve the Fund and its investors.

The Fund is not considered an index fund because it will not attempt to precisely track the performance or invest in securities that make up the Dow Jones European STOXX 50 Index. However, similar to index funds, the Fund will generally remain fully invested and its performance will track the Dow Jones European STOXX 50 Index to the extent that the Fund is successful in investing in the companies that make up the index. Additionally, the Manager will attempt to minimize portfolio turnover.

Under normal market conditions, it is the Fund’s policy to invest 80% of its total assets (which includes the amount of any borrowings for investment purposes) in ADRs of companies located in Europe. The Manager may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. This percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Stock Market Risk: The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund's value drops during the period in which you hold the Fund, you could lose money.

Foreign Investment Risk: Although the Fund principally invests in ADRs which are traded in U.S. denominations on U.S. stock markets, there is still some underlying foreign investment risk. For example, because foreign companies operate differently than U.S. companies, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the return of the Fund.

Country Risk: When investing in an international fund such as this Fund, there is always country risk. The chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

Currency Risk: There is also currency risk which is the chance that returns will be hurt by a rise in the value of one currency against the value of another.

Liquidity Risk: There is also liquidity risk with ADRs, some of which may have a low daily trading volume. In the event the Fund is forced to liquidate its holdings of an ADR with limited trading volume, it is likely that the Fund would be forced to sell the ADR at a price lower than what it might otherwise receive.

May Lose Money	rr_RiskLoseMoney	If the Fund's value drops during the period in which you hold the Fund, you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 23.71% (Q2, 2009) Worst Quarter: -23.16% (Q3, 2011) Year to date performance as of 9/30/13: 12.97% Date of inception: 1/18/00
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	12.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.16%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
European Growth & Income Fund | Dow Jones European STOXX 50 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.74%	[1]
5 Years	rr_AverageAnnualReturnYear05	(5.48%)	[1]
10 Years	rr_AverageAnnualReturnYear10	6.38%	[1]
European Growth & Income Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUGIX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual operating expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	400
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	719
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,624
2003	rr_AnnualReturn2003	35.22%
2004	rr_AnnualReturn2004	14.27%
2005	rr_AnnualReturn2005	6.99%
2006	rr_AnnualReturn2006	23.78%
2007	rr_AnnualReturn2007	14.54%
2008	rr_AnnualReturn2008	(38.67%)
2009	rr_AnnualReturn2009	27.61%
2010	rr_AnnualReturn2010	(2.12%)
2011	rr_AnnualReturn2011	(11.10%)
2012	rr_AnnualReturn2012	15.64%
1 Year	rr_AverageAnnualReturnYear01	15.64%
5 Years	rr_AverageAnnualReturnYear05	(4.67%)
10 Years	rr_AverageAnnualReturnYear10	6.32%
European Growth & Income Fund | Direct Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.42%
5 Years	rr_AverageAnnualReturnYear05	(5.61%)
10 Years	rr_AverageAnnualReturnYear10	5.43%
European Growth & Income Fund | Direct Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	(4.45%)
10 Years	rr_AverageAnnualReturnYear10	5.01%
U.S. Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
U.S. GOVERNMENT SECURITIES FUND
Ticker Symbol: CAUSX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	6.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In order to meet its investment objective, the Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities.

The government securities in which the Fund invests primarily include U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities.

The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, the Fund’s manager generally seeks to target the Fund’s dollar weighted average portfolio duration in a range between three to twelve years. During periods where alternative investments such as stocks and money market instruments outperform bonds, the Fund’s manager expects the performance of the Fund to underperform other mutual funds that invest in these alternative strategies.

The Fund’s manager seeks to purchase securities for the Fund’s portfolio consistent with the Fund’s investment objectives, such as when the manager believes such securities will provide the best balance between risk and return within the Fund’s range of allowable investments. Generally, the manager selects a balance between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. The Fund’s manager generally will consider selling such securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Interest Rate Risk, The chance that bond prices overall will decline over short and long-term periods due to rising interest rates. This is the primary risk of this Fund.

Income Risk, The chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

Call Risk, The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk is similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk, The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 5.45% (Q2, 2010) Worst Quarter: -5.07% (Q2, 2009) Year to date performance as of 9/30/13: -2.01% Date of inception: 12/4/85
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(2.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.07%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
U.S. Government Securities Fund | Barclays GNMA Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.43%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.02%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.19%	[1]
U.S. Government Securities Fund | Barclays Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.39%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.75%	[1]
U.S. Government Securities Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAUSX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	76
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	266
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	465
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,050
2003	rr_AnnualReturn2003	1.74%
2004	rr_AnnualReturn2004	3.49%
2005	rr_AnnualReturn2005	1.88%
2006	rr_AnnualReturn2006	3.65%
2007	rr_AnnualReturn2007	6.19%
2008	rr_AnnualReturn2008	8.67%
2009	rr_AnnualReturn2009	(4.95%)
2010	rr_AnnualReturn2010	6.08%
2011	rr_AnnualReturn2011	6.98%
2012	rr_AnnualReturn2012	0.75%
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	3.38%
U.S. Government Securities Fund | Direct Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	2.20%
U.S. Government Securities Fund | Direct Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Short-Term U.S Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
SHORT-TERM U.S. GOVERNMENT BOND FUND
Ticker Symbol: STUSX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	50.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund typically invests in short and intermediate-term fixed income securities whose principal and interest are backed by the full faith and credit of the U.S. Federal Government and its agencies or instrumentalities. The Manager will invest at least 80% of the Fund’s assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies or instrumentalities. In addition, the Manager may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average duration between 0 and 3 years in an effort to reduce share price volatility. The Fund’s manager generally will consider selling fixed income securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

This Fund tends to be conservative in nature. However, it is subject to several risks, any of which could cause the Fund to lose money. These include:

Interest Rate Risk, The chance that bond prices overall will decline over short and long-term periods due to rising interest rates.

Income Risk, The chance that declining interest rates will reduce the amount of income paid by the Fund. Income risk is generally moderate for short and intermediate-term bonds.

Call Risk, The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk is similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk, The chance that the Manager’s security selection strategy may cause the Fund to underperform other mutual funds with similar investment objectives.

May Lose Money	rr_RiskLoseMoney	However, it is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2.80% (Q1, 2008) Worst Quarter: -0.96% (Q2, 2008) Year to date performance as of 9/30/13: -0.20% Date of inception: 1/18/00
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(0.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.96%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
Short-Term U.S Government Bond Fund | Barclays 1-3 yr. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.43%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.34%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.73%	[1]
Short-Term U.S Government Bond Fund | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STUSX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.57%
Total annual operating expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	60
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	293
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	544
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,262
2003	rr_AnnualReturn2003	1.00%
2004	rr_AnnualReturn2004	0.21%
2005	rr_AnnualReturn2005	1.28%
2006	rr_AnnualReturn2006	3.52%
2007	rr_AnnualReturn2007	6.37%
2008	rr_AnnualReturn2008	5.82%
2009	rr_AnnualReturn2009	0.41%
2010	rr_AnnualReturn2010	2.14%
2011	rr_AnnualReturn2011	0.26%
2012	rr_AnnualReturn2012	(0.23%)
1 Year	rr_AverageAnnualReturnYear01	(0.23%)
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	2.05%
Short-Term U.S Government Bond Fund | Direct Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.38%)
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	1.36%
Short-Term U.S Government Bond Fund | Direct Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.14%)
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	1.35%
The United States Treasury Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
THE UNITED STATES TREASURY TRUST
Ticker Symbol: UTSXX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Fee Footnote	sheltonfunds_FeeTableFootnote	A $24 annual account fee is charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests its assets in high-quality, short-term Treasury bills whose interest is guaranteed by the full faith and credit of the United States government. The Fund generally buys only securities that have a maturity of less than 397 days, such that the fund's weighted average maturity does not exceed the rule 2A-7 requirements, currently 60 days. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government, but as a general rule the percentage is much higher.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to some risks which could cause the Fund to lose money. It is important to remember that this Fund is not a FDIC-insured money market account. The risks include:

Interest Rate Risk. The chance that short-term security prices overall will decline due to rising interest rates. In an extreme case, a short-term movement could potentially change the Fund’s share price to something other than the $1.00 target.

Income Risk, The chance that declining interest rates will reduce the amount of income paid by the Fund.

Management Risk, The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that the Manager believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to some risks which could cause the Fund to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 1.15% (Q4, 2006) Worst Quarter: 0.00% (Q4, 2011) Year to date performance as of 9/30/13: 0.00% Date of inception: 4/26/89
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
Performance Table Closing	rr_PerformanceTableClosingTextBlock	Seven-day yield as of 12/31/12: 0.00% To obtain a current 7-day yield for the Fund call toll-free 1-800-955-9988 ..
Money Market, Seven Day Yield Caption	rr_MoneyMarketSevenDayYieldCaption	Seven-day yield as of 12/31/12
7-Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-955-9988
7-Day Yield	rr_MoneyMarketSevenDayYield	0.00%
The United States Treasury Trust | Direct Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTSXX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual operating expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	54
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	220
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	400
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	921
2003	rr_AnnualReturn2003	0.67%
2004	rr_AnnualReturn2004	0.86%
2005	rr_AnnualReturn2005	2.47%
2006	rr_AnnualReturn2006	4.29%
2007	rr_AnnualReturn2007	4.14%
2008	rr_AnnualReturn2008	1.18%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	1.36%
S&P 500 Index Fund - Class K
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
S&P 500 INDEX FUND
Ticker Symbol: SPXKX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	3.00%
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value. The Fund is passively managed. It invests primarily in the stocks that make up the index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P 500 Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The S&P 500 is a well-known stock market index that includes common stocks of companies representing approximately 88% of the total market Index as measured by the S&P Composite 1500. As of December 3, 2013, companies included in the Index range from $2.75 billion to $509.54 billion in market capitalization. The Manager believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general. The median market capitalization of the stocks in the S&P 500 Index is approximately $15.97 billion.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Exposure Risk: The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the large cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks: The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Large Company Investing Risk: The Fund invests in large companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as midcap stocks, smallcap stocks, bonds and money market instruments outperform largecap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Investment Style Risk: The S&P 500 Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest companies could result in negative performance of the index and the Fund.

Stock Futures Risk: Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	'03: Not annualized Best Quarter: 15.52% (Q2, 2009) Worst Quarter: -21.68% (Q4, 2008) Year to date performance as of 9/30/13: 19.03% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	19.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.68%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
S&P 500 Index Fund - Class K | S&P 500 Composite Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.99%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[1]
S&P 500 Index Fund - Class K | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPXKX
Account Fee	rr_MaximumAccountFee	10.00
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual operating expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	98
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	338
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	596
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,328
2003	rr_AnnualReturn2003	6.16%
2004	rr_AnnualReturn2004	10.06%
2005	rr_AnnualReturn2005	4.15%
2006	rr_AnnualReturn2006	14.79%
2007	rr_AnnualReturn2007	4.61%
2008	rr_AnnualReturn2008	(36.78%)
2009	rr_AnnualReturn2009	25.62%
2010	rr_AnnualReturn2010	14.03%
2011	rr_AnnualReturn2011	1.77%
2012	rr_AnnualReturn2012	15.01%
1 Year	rr_AverageAnnualReturnYear01	15.01%
5 Years	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
S&P 500 Index Fund - Class K | K Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.67%
5 Years	rr_AverageAnnualReturnYear05	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
S&P 500 Index Fund - Class K | K Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.84%
5 Years	rr_AverageAnnualReturnYear05	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
S&P MidCap Index Fund - Class K
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
S&P MIDCAP INDEX FUND
Ticker Symbol: MIDKX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	8.00%
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P MidCap Index includes the common stocks of 400 medium-sized U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value.

The Fund is passively managed. It invests primarily in the stocks that make up the S&P MidCap Index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P MidCap Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks of the index. The MidCap Index is a well-known stock market index that includes common stocks of companies representing approximately 8.10% of the total market index as measured by the S&P Composite 1500. As of December 3, 2013 companies included in the MidCap Index range from $908 million to $11.74 billion in market capitalization. The median market capitalization of the stocks in the MidCap Index is approximately $3.59 billion.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Exposure Risk: The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the midcap sector. In an attempt to accurately track the performance of the S&P MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks: The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Medium Company Investing Risk: The Fund invests in medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as large cap stocks, small cap stocks, bonds and money market instruments out-perform mid cap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Investment Style Risk: The S&P MidCap Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest of these medium sized companies could result in negative performance of the index and the Fund.

Stock Futures Risk: Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	'03: Not annualized Best Quarter: 19.24% (Q3, 2009) Worst Quarter: -25.63% (Q4, 2008) Year to date performance as of 9/30/13: 12.50% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	12.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.63%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
S&P MidCap Index Fund - Class K | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.86%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.14%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%	[1]
S&P MidCap Index Fund - Class K | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDKX
Account Fee	rr_MaximumAccountFee	10.00
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual operating expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	120
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	386
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	670
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,474
2003	rr_AnnualReturn2003	6.39%
2004	rr_AnnualReturn2004	15.27%
2005	rr_AnnualReturn2005	11.48%
2006	rr_AnnualReturn2006	9.01%
2007	rr_AnnualReturn2007	6.77%
2008	rr_AnnualReturn2008	(36.98%)
2009	rr_AnnualReturn2009	36.16%
2010	rr_AnnualReturn2010	24.97%
2011	rr_AnnualReturn2011	(2.21%)
2012	rr_AnnualReturn2012	16.35%
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
S&P MidCap Index Fund - Class K | K Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	3.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
S&P MidCap Index Fund - Class K | K Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.90%
5 Years	rr_AverageAnnualReturnYear05	3.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
S&P SmallCap Index Fund - Class K
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
S&P SMALLCAP INDEX FUND
Ticker Symbol: SMLKX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	15.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The S&P SmallCap 600 Index includes common stocks of 600 small U.S. companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, makes all determinations regarding the inclusion of stocks in the index. Each stock is weighted in proportion to its total market value.

The Fund is passively managed. It invests primarily in the stocks that make up the S&P SmallCap 600 Index so that the weighting of each stock in the portfolio approximates the index. The Manager’s goal is to maintain a return correlation of at least .95 to the S&P SmallCap 600 Index (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the underlying stocks. The SmallCap Index is a well-known stock market index that includes common stocks of companies representing approximately 3.90% of the total market index as measured by the S&P Composite 1500. As of December 3, 2013, companies included in the SmallCap Index range from $125 million to $4.43 billion in market capitalization. The median market capitalization of the stocks in the SmallCap Index is approximately $1.03 billion.

The Fund may invest in futures contracts in an attempt to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Manager expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Exposure Risk: The Fund is primarily invested in the U.S. stock market and is designed to passively track the performance of the smallcap sector. In an attempt to accurately track the performance of the S&P SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure in any market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks: The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that lasts for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Small Company Investing Risk: The Fund invests in small-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company's stock or a single economic sector. However, during periods where alternative investments such as large cap stocks, mid cap stocks, bonds and money market instruments outperform small cap stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

The S&P SmallCap 600 Index is a capitalization weighted index, meaning companies are weighted based on their size. Thus, poor performance of the largest of these small sized companies could result in negative performance of the index and the Fund.

Stock Futures Risk: Although the Fund's primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund's performance relative to the index will change.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	'03: Not annualized Best Quarter: 19.43% (Q2, 2009) Worst Quarter: -25.55% (Q4, 2008) Year to date performance as of 9/30/13: 27.39% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	27.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.55%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
S&P SmallCap Index Fund - Class K | S&P SmallCap 600 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.32%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.13%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%	[1]
S&P SmallCap Index Fund - Class K | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMLKX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.64%
Total annual operating expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	126
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	425
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	746
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,656
2003	rr_AnnualReturn2003	5.80%
2004	rr_AnnualReturn2004	21.31%
2005	rr_AnnualReturn2005	6.79%
2006	rr_AnnualReturn2006	14.04%
2007	rr_AnnualReturn2007	(1.40%)
2008	rr_AnnualReturn2008	(31.87%)
2009	rr_AnnualReturn2009	23.48%
2010	rr_AnnualReturn2010	25.82%
2011	rr_AnnualReturn2011	0.28%
2012	rr_AnnualReturn2012	16.50%
1 Year	rr_AverageAnnualReturnYear01	16.50%
5 Years	rr_AverageAnnualReturnYear05	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
S&P SmallCap Index Fund - Class K | K Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.30%
5 Years	rr_AverageAnnualReturnYear05	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
S&P SmallCap Index Fund - Class K | K Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.72%
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Shelton Core Value Fund - Class K
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
SHELTON CORE VALUE FUND
Ticker Symbol: EQTKX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	5.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In order to meet its investment objectives the Fund invests primarily in U.S. equity securities which generate a relatively high level of dividend income (relative to other equities in the same industry) and have potential for capital appreciation. These securities will generally be stocks of medium and large U.S. corporations. It is the Fund’s policy that under normal market conditions it will invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in common stocks.

The Fund’s manager seeks to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objectives, such as when the manager believes such securities have income producing potential, a potential for capital appreciation or value potential. The Fund’s manager generally will consider selling equity securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives.

Although the Fund will attempt to invest as much of its assets as is practical in income-producing stocks, the Fund may maintain a reasonable (up to 20%) position in US Treasury bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts when the Manager wants to keep the net assets of the fund fully invested in the equity markets but is holding some treasury bills or money market instruments in the portfolio. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Stock Market Risk: The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund would lose money.

Economic and Political Events Risks: Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Sector Risks: The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as potential for capital appreciation. At times the Fund may hold a concentrated position in the banking and financial sector, therefore the Funds’ performance may be significantly impacted by the performance of this sector.

Large and Medium-Sized Company Risks and Value Investing Risks: The Fund invests in large and medium-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments such as growth stocks, small cap stocks, bonds and money market instruments outperform value stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Stock Futures Risk: The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Option Writing Risk. The Fund's call option writing (selling) strategy may limit its opportunity to gain from an increase in the market value of its equity portfolio and, conversely, may not reduce the extent of Fund losses during market declines. When the Fund has written a call option on an ETF that tracks an index and is trading at a premium to its net asset value, the Fund may lose money on its written call option.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	'03: Not annualized Best Quarter: 18.52% (Q2, 2009) Worst Quarter: -20.09% (Q4, 2008) Year to date performance as of 9/30/13: 20.07% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	20.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.09%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
Shelton Core Value Fund - Class K | S&P Citigroup Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.75%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.11%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%	[1]
Shelton Core Value Fund - Class K | S&P 500 Composite Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.99%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.16%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[1]
Shelton Core Value Fund - Class K | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQTKX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.59%
Total annual operating expenses	rr_ExpensesOverAssets	1.34%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	136
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	425
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	734
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,613
2003	rr_AnnualReturn2003	5.86%
2004	rr_AnnualReturn2004	14.77%
2005	rr_AnnualReturn2005	4.93%
2006	rr_AnnualReturn2006	15.31%
2007	rr_AnnualReturn2007	0.84%
2008	rr_AnnualReturn2008	(31.74%)
2009	rr_AnnualReturn2009	26.00%
2010	rr_AnnualReturn2010	18.25%
2011	rr_AnnualReturn2011	1.42%
2012	rr_AnnualReturn2012	11.62%
1 Year	rr_AverageAnnualReturnYear01	11.62%
5 Years	rr_AverageAnnualReturnYear05	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Shelton Core Value Fund - Class K | K Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.08%
5 Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Shelton Core Value Fund - Class K | K Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Nasdaq-100 Index Fund - Class K
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
NASDAQ-100 INDEX FUND
Ticker Symbol: NDXKX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to attempt to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	13.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is managed passively in that the Manager is seeking to replicate the performance of the Nasdaq-100 Index®. To do this, the Fund invests primarily in the stocks comprising this index. The Fund will attempt to buy stocks so that the holdings in the portfolio approximate those of the Nasdaq-100 Index®. The Manager’s goal is to maintain a return correlation of at least 0.95 to the Nasdaq100 Index® (a return correlation of 1.0 is perfect). Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in the stocks comprising the index.

The Fund may invest in securities issued by other investment companies if those companies invest in securities consistent with the Fund’s investment objective and policies. Companies included in The Nasdaq-100 Stock Index range from $4.25 billion to $509.54 billion in market capitalization as of December 3, 2013. The majority of portfolio transactions in the Fund (other than those made in response to shareholder activity) will be made to adjust the Fund's portfolio to track the Index or to reflect occasional changes in the Index's composition.

The Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Exposure Risk: The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately represent the Index, the Fund will typically not take steps to reduce its market exposure including in a declining market.

Stock Market Risk. The chance that stock prices overall will decline. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

Economic and Political Risks: The impact of positive or negative economic and political events could be short-term by causing a change in the market that is corrected in a year or less; or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Investment Style Risk: The Fund invests in the largest, non-financial companies that are traded on the Nasdaq Stock Market. They may comprise various sectors of the economy, but are currently concentrated in the technology sector. During periods in which the Nasdaq-100 Index underperforms alternative investments such as bond, money market and alternative stock sectors, the Manager expects the Fund to underperform other mutual funds that invest in these alternative categories.

Concentration Risk: The Nasdaq-100 Index is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, poor performance of the largest companies within the index could result in negative performance of the index and the Fund. Additionally, the significant concentration of technology stocks makes the Fund's performance particularly sensitive to this specific sector. Negative performance in the technology sector will result in negative fund performance.

Other Investment Companies Investment Risk: To the extent the Fund invests in securities issued by other investment companies, the Fund, as a shareholder in another investment company, bears its ratable share of that investment company's expenses, including advisory and administration fees, resulting in an additional layer of management fees and expenses for Fund shareholders.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	'03: Not annualized Best Quarter: 19.22% (Q2, 2009) Worst Quarter: -23.72% (Q4, 2008) Year to date performance as of 9/30/13: 22.29% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	22.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.72%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
Nasdaq-100 Index Fund - Class K | Nasdaq-100 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.33%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.90%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%	[1]
Nasdaq-100 Index Fund - Class K | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDXKX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual operating expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	101
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	388
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	696
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,572
2003	rr_AnnualReturn2003	2.76%
2004	rr_AnnualReturn2004	9.47%
2005	rr_AnnualReturn2005	1.23%
2006	rr_AnnualReturn2006	6.08%
2007	rr_AnnualReturn2007	17.66%
2008	rr_AnnualReturn2008	(41.72%)
2009	rr_AnnualReturn2009	53.85%
2010	rr_AnnualReturn2010	18.99%
2011	rr_AnnualReturn2011	2.98%
2012	rr_AnnualReturn2012	17.96%
1 Year	rr_AverageAnnualReturnYear01	17.96%
5 Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Nasdaq-100 Index Fund - Class K | K Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.89%
5 Years	rr_AverageAnnualReturnYear05	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Nasdaq-100 Index Fund - Class K | K Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.68%
5 Years	rr_AverageAnnualReturnYear05	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
European Growth & Income Fund - Class K
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
EUROPEAN GROWTH & INCOME FUND
Ticker Symbol: EUGKX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term capital appreciation and income by investing in large-sized European companies.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	3.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to invest primarily in the sponsored and non-sponsored ADRs stocks of large-sized companies located in Europe. In selecting securities, the Fund attempts to use the Dow Jones European STOXX 50 Index as a target portfolio and a basis for selecting investments. Most companies considered for the Fund will have market capitalizations of at least $10 billion (U.S. dollars).

The Fund invests principally using sponsored and non-sponsored American Depository Receipts, commonly referred to as ADRs. ADRs are traded on U.S. stock exchanges and are available for some, but not all, securities that make up the target portfolio. If a company that is in the target portfolio does not have an ADR available on a U.S. exchange or if, in the Manager’s opinion, the Fund is better served, the Manager will invest in ADRs of other companies that the Manager believes best serve the Fund and its investors.

The Fund is not considered an index fund because it will not attempt to precisely track the performance or invest in securities that make up the Dow Jones European STOXX 50 Index. However, similar to index funds, the Fund will generally remain fully invested and its performance will track the Dow Jones European STOXX 50 Index to the extent that the Fund is successful in investing in the companies that make up the index. Additionally, the Manager will attempt to minimize portfolio turnover.

Under normal market conditions, it is the Fund’s policy to invest 80% of its total assets (which includes the amount of any borrowings for investment purposes) in ADRs of companies located in Europe. The Manager may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. This percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Stock Market Risk: The stock markets go up and down every day. As with any investment whose performance is linked to these markets, the value of your investment in the Fund will fluctuate. If the Fund's value drops during the period in which you hold the Fund, you could lose money.

Foreign Investment Risk: Although the Fund principally invests in ADRs which are traded in U.S. denominations on U.S. stock markets, there is still some underlying foreign investment risk. For example, because foreign companies operate differently than U.S. companies, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as the stocks of similar U.S. companies. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the return of the Fund.

Country Risk, The chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters.

Currency Risk, The chance that returns will be hurt by a rise in the value of one currency against the value of another.

Liquidity Risk: There is also liquidity risk with ADRs, some of which may have a low daily trading volume. In the event the Fund is forced to liquidate its holdings of an ADR with limited trading volume, it is likely that the Fund would be forced to sell the ADR at a price lower than what it might otherwise receive.

May Lose Money	rr_RiskLoseMoney	If the Fund's value drops during the period in which you hold the Fund, you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	'03: Not annualized Best Quarter: 23.55% (Q2, 2009) Worst Quarter: -23.25% (Q3, 2011) Year to date performance as of 9/30/13: 12.48% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	12.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.25%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
European Growth & Income Fund - Class K | Dow Jones European STOXX 50 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.74%	[1]
5 Years	rr_AverageAnnualReturnYear05	(5.48%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%	[1]
European Growth & Income Fund - Class K | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUGKX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.78%
Total annual operating expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	554
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	981
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,170
2003	rr_AnnualReturn2003	12.56%
2004	rr_AnnualReturn2004	13.48%
2005	rr_AnnualReturn2005	6.58%
2006	rr_AnnualReturn2006	23.16%
2007	rr_AnnualReturn2007	14.06%
2008	rr_AnnualReturn2008	(38.82%)
2009	rr_AnnualReturn2009	26.84%
2010	rr_AnnualReturn2010	(2.59%)
2011	rr_AnnualReturn2011	(11.52%)
2012	rr_AnnualReturn2012	15.02%
1 Year	rr_AverageAnnualReturnYear01	15.02%
5 Years	rr_AverageAnnualReturnYear05	(5.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
European Growth & Income Fund - Class K | K Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.01%
5 Years	rr_AverageAnnualReturnYear05	(5.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
European Growth & Income Fund - Class K | K Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.70%
5 Years	rr_AverageAnnualReturnYear05	(4.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
U.S. Government Securities Fund - Class K
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
U.S. GOVERNMENT SECURITIES FUND
Ticker Symbol: CAUKX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	6.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In order to meet its investment objective, the Fund invests primarily in high-quality bonds whose interest is guaranteed by the full faith and credit of the United States government and its agencies or instrumentalities.

The government securities in which the Fund invests primarily includes U.S. Treasury Securities and Government National Mortgage Association (GNMA) Certificates. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies and instrumentalities.

The Fund invests in intermediate and long-term fixed income securities. While the Fund is not limited to any duration, the Fund’s manager generally seeks to target the Fund’s dollar weighted average portfolio duration in a range between three to twelve years. During periods where alternative investments such as stocks and money market instruments outperform bonds, the Fund’s manager expects the performance of the Fund to underperform other mutual funds that invest in these alternative strategies.

The Fund’s manager seeks to purchase securities for the Fund’s portfolio consistent with the Fund’s investment objectives, such as when the manager believes such securities will provide the best balance between risk and return within the Fund’s range of allowable investments. Generally, the manager selects a balance between U.S. Treasury bonds and GNMA pass-through securities in an attempt to maximize the overall performance of the Fund. The Fund’s manager generally will consider selling such securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objective, when altering the duration of the fund or the balance or investments among treasuries and GNMAs to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to several risks, any of which could cause the Fund to lose money. The principal risks include:

Interest Rate Risk, The chance that bond prices overall will decline over short and long-term periods due to rising interest rates. This is the primary risk of this Fund.

Income Risk, The chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.

Call Risk, The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk is similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk, The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	'03: Not annualized Best Quarter: 5.44% (Q2, 2010) Worst Quarter: -5.17% (Q2, 2009) Year to date performance as of 9/30/13: -2.39% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(2.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.17%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
U.S. Government Securities Fund - Class K | Barclays GNMA Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.43%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.02%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%	[1]
U.S. Government Securities Fund - Class K | Barclays Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.39%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%	[1]
U.S. Government Securities Fund - Class K | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAUKX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual operating expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	126
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	419
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	733
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,625
2003	rr_AnnualReturn2003	1.43%
2004	rr_AnnualReturn2004	2.96%
2005	rr_AnnualReturn2005	1.40%
2006	rr_AnnualReturn2006	3.08%
2007	rr_AnnualReturn2007	5.73%
2008	rr_AnnualReturn2008	8.02%
2009	rr_AnnualReturn2009	(5.34%)
2010	rr_AnnualReturn2010	5.64%
2011	rr_AnnualReturn2011	6.29%
2012	rr_AnnualReturn2012	0.34%
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	2.87%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
U.S. Government Securities Fund - Class K | K Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
U.S. Government Securities Fund - Class K | K Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Short-Term U.S Government Bond Fund - Class K
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
SHORT-TERM U.S. GOVERNMENT BOND FUND
Ticker Symbol: STUKX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	50.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee may be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund typically invests in short and intermediate-term fixed income securities whose principal and interest are backed by the full faith and credit of the U.S. Federal Government and its agencies or instrumentalities. The Manager will invest at least 80% of the Fund’s assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government and its agencies or instrumentalities. In addition, the Manager may invest in higher yielding securities which are not backed by the full faith and credit of the U.S. Federal Government. The Fund intends to maintain an average duration between 0 and 3 years in an effort to reduce share price volatility. The Fund’s manager generally will consider selling fixed income securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the manager deems appropriate consistent with the Fund’s investment objectives.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

This Fund tends to be conservative in nature. However, it is subject to several risks, any of which could cause the Fund to lose money. These include:

Interest Rate Risk, The chance that bond prices overall will decline over short and long-term periods due to rising interest rates.

Income Risk, The chance that declining interest rates will reduce the amount of income paid by the Fund. Income risk is generally moderate for short and intermediate-term bonds.

Call Risk, The chance that during declining interest rates, the bond issuer will call or prepay a high-yielding bond before the bond’s maturity date. This would force the Fund to purchase lower yielding bonds which would reduce the income generated from the portfolio and could potentially result in capital gains paid out by the Fund.

Prepayment Risk is similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

Management Risk, The chance that the Manager’s security selection strategy may cause the Fund to underperform other mutual funds with similar investment objectives.

May Lose Money	rr_RiskLoseMoney	However, it is subject to several risks, any of which could cause the Fund to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	'03: Not annualized Best Quarter: 2.65% (Q1, 2008) Worst Quarter: -1.09% (Q2, 2008) Year to date performance as of 9/30/13: -0.49% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(0.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.09%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
Short-Term U.S Government Bond Fund - Class K | Barclays 1-3 yr. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.43%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.34%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%	[1]
Short-Term U.S Government Bond Fund - Class K | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STUKX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.82%
Total annual operating expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[16]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	110
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	446
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	805
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,816
2003	rr_AnnualReturn2003	0.36%
2004	rr_AnnualReturn2004	(0.35%)
2005	rr_AnnualReturn2005	0.74%
2006	rr_AnnualReturn2006	2.96%
2007	rr_AnnualReturn2007	5.91%
2008	rr_AnnualReturn2008	5.31%
2009	rr_AnnualReturn2009	(0.07%)
2010	rr_AnnualReturn2010	1.55%
2011	rr_AnnualReturn2011	(0.15%)
2012	rr_AnnualReturn2012	(0.75%)
1 Year	rr_AverageAnnualReturnYear01	(0.75%)
5 Years	rr_AverageAnnualReturnYear05	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Short-Term U.S Government Bond Fund - Class K | K Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.76%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Short-Term U.S Government Bond Fund - Class K | K Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.45%)
5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
The United States Treasury Trust - Class K
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
THE UNITED STATES TREASURY TRUST
Ticker Symbol: UTKXX

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-02
Fee Footnote	sheltonfunds_FeeTableFootnote	A $24 annual account fee is charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests its assets in high-quality, short-term Treasury bills whose interest is guaranteed by the full faith and credit of the United States government. The Fund generally buys only securities that have a maturity of less than 397 days, such that the fund's weighted average maturity does not exceed the rule 2A-7 requirements, currently 60 days. Under normal market conditions, it is the Fund’s policy to invest at least 80% of its total assets (which includes the amount of any borrowings for investment purposes) in securities issued by the U.S. government, but as a general rule the percentage is much higher.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to some risks which could cause the Fund to lose money. It is important to remember that this Fund is not a FDIC-insured money market account. The risks include:

Interest Rate Risk. The chance that short-term security prices overall will decline due to rising interest rates. In an extreme case, a short-term movement could potentially change the Fund’s share price to something other than the $1.00 target.

Income Risk, The chance that declining interest rates will reduce the amount of income paid by the Fund.

Management Risk, The chance that poor security selection will cause the Fund to underperform other mutual funds with similar investment objectives.

The securities that the Fund holds are backed by the full faith and credit of the United States federal government and are those that the Manager believes do not represent credit risk to the Fund. It is important to note that the U.S. government backs the securities held by the Fund, but not the Fund itself.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to some risks which could cause the Fund to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	It is important to remember that this Fund is not a FDIC-insured money market account. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-800-955-9988.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-955-9988
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock	'03: Not annualized Best Quarter: 1.02% (Q4, 2006) Worst Quarter: 0.00% (Q4, 2011) Year to date performance as of 9/30/13: 0.00% Date of inception: 10/16/03
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Heading	sheltonfunds_PerformanceHeading	Average Annual Total Return (for the period ended 12/31/12)
Performance Table Closing	rr_PerformanceTableClosingTextBlock	Seven-day yield as of 12/31/12: 0.00% To obtain a current 7-day yield for the Fund call toll-free 1-800-955-9988 ..
Money Market, Seven Day Yield Caption	rr_MoneyMarketSevenDayYieldCaption	Seven-day yield as of 12/31/12
7-Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-955-9988
7-Day Yield	rr_MoneyMarketSevenDayYield	0.00%
The United States Treasury Trust - Class K | K Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTKXX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual operating expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	105
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	377
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	670
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,502
2003	rr_AnnualReturn2003	0.02%
2004	rr_AnnualReturn2004	0.38%
2005	rr_AnnualReturn2005	1.91%
2006	rr_AnnualReturn2006	3.77%
2007	rr_AnnualReturn2007	3.63%
2008	rr_AnnualReturn2008	0.75%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	1.12%
Shelton Green Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
SHELTON GREEN ALPHA FUND
Ticker Symbol: NEXTX

Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve long-term capital appreciation by investing in stocks in the green economy.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since inception of the Fund (March 12, 2013) through the end of the fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	12.00%
Fee Footnote	sheltonfunds_FeeTableFootnote	A $10 account fee will be charged to accounts with a balance of less than $10,000.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of companies that Green Alpha Advisors (the “Sub-Advisor”) believes are leaders in managing environmental risks and opportunities, have above average growth potential and are reasonably valued. Under normal market conditions, at least 80% of the Fund’s total assets (which includes the amount of any borrowings for investment purposes) will be invested in U.S. common stocks and American Depository Receipts (“ADRs). The Fund may invest in companies of all sizes and seeks diversification by economic sector.

The companies are part of a proprietary universe of green economy companies. A “green economy” company is one that works to improve human well-being and social equity while significantly reducing environmental risks and ecological scarcities. The sub-advisor maintains a proprietary list of roughly 300 companies from several industries and economic sectors that, in its sole and absolute discretion, meet this requirement. This list is created after a review of a company’s business plan, activities and operating policies. Stocks to be purchased by the fund are selected from this green economy universe by the Sub-advisor using quantitative and qualitative analysis. Quantitative analysis refers to a mathematical review of the companies’ operating performance and qualitative analysis refers to the sub-advisor’s exercise of judgment when evaluating the future prospectus of a company.

In addition to applying macro-economics, the Fund managers will employ fundamental analysis designed to evaluate each company’s financial condition and relative industry position. Fundamental criteria used to evaluate financial condition include, but are not limited to, earnings and revenue history, growth rates, strength of balance sheet, and valuation metrics including price to book, price to sales, price to earnings and price/earnings to growth ratio. Criteria used to evaluate relative industry position include, but are not limited to, geographic sources of revenues and individual business lines and comparative data and financial ratios of competitors.

The Fund’s managers seek to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objectives. The Fund’s managers generally will consider selling equity securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives or desired valuation metrics, other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the managers deem consistent with the Fund’s investment objectives.

Although the Fund will attempt to invest as much of its assets as is practical in common stocks, the Fund may maintain a reasonable (up to 20%) position in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts when the managers are holding cash or cash equivalents and want to keep the Fund fully exposed to the equity markets. Utilizing futures allows the managers to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks include:

Stock Market Risk: The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund may lose money.

Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

Liquidity Risk: The Fund may invest in securities in the green economy that cannot be traded quickly enough in the market to prevent a loss or make the required profit.

Management Risk: The Fund’s performance will reflect in part the Sub-Advisor’s ability to implement its investment strategy and make investment decisions which are suited to achieving the Fund’s investment objective. A strategy used by the investment management team may fail to produce the intended results. The Fund may underperform its benchmark or other mutual funds with similar investment objectives.

Equity Investing Risk: The Fund may invest in small, medium and large-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments in, for example, fossil fuel green energy securities outperform Fund portfolio stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Environmental Investing Risk: The Fund’s environmental criteria limits the available investments compared to similar funds that do not have the same criteria limits. Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

Small- or Medium-Sized Company Risk: Investing in securities of small- and medium sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

ADR Risk: ADR’s maintain an element of foreign investment risk even though they are traded in U.S. denominations on U.S. Stock markets. Foreign companies operate differently than U.S. Companies; as a result, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as stocks of similar U.S. companies. Additionally, foreign stock exchanges, brokers and companies generally have less government supervision and regulation than their counterparts in the United States. As a result, these factors could negatively impact the return of the Fund.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund. These and other risks are discussed in more detail in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE TABLE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund began operation on March 12, 2013 as a result, the Fund’s average annual total returns for a full calendar year are not available for publication.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operation on March 12, 2013 as a result, the Fund’s average annual total returns for a full calendar year are not available for publication.
Shelton Green Alpha Fund | Shelton Green Alpha Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEXTX
Sales and redemption charges	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.16%
Total annual operating expenses	rr_ExpensesOverAssets	5.16%	[18]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[18],[19]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	140
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 437

[1]	Reflects no deductions for sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.
[2]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.36% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[3]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.58% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[4]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.74% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[5]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.49% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[6]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.00% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[7]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.74% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[8]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.59% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[9]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.53% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[10]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.86% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[11]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.08% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[12]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.24% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[13]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 0.99% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[14]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.50% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[15]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.24% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[16]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.09% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[17]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.03% until January 2, 2015. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[18]	Annualized (the Fund began operation on March 12, 2013)
[19]	The Fund's investment manager, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses exceed 1.38% until April 1, 2014. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton Capital Management may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.